Deposits and Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Value added taxes recoverable	$ 11,413	$ 10,317
Note receivable (Note 23)	9,067	10,387
Deposits and others	8,472	3,985
Deposits and other non-current assets	$ 28,952	$ 24,689